Supplemental Cash Flow Information (Details Textual) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Supplemental Cash Flow Information [Abstract]
Cash and cash equivalents held in trust as bonds for tax audits	$ 6.4	$ 6.4